Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information

NOTE 19—PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of FCBC follows.

	December 31,
Condensed Balance Sheets	2014	2013
Assets:
Cash	$13,663	$32,572
Securities available for sale	540	449
Investment in bank subsidiary	117,364	111,121
Investment in nonbank subsidiaries	12,605	12,595
Other assets	3,003	5,210

Total assets	$147,175	$161,947

Liabilities and Shareholders’ Equity:
Deferred income taxes and other liabilities	$1,839	$4,144
Subordinated debentures	29,427	29,427
Preferred stock	23,132	46,316
Common stock	114,365	114,365
Accumulated deficit	(4,306)	(10,823)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(47)	(4,247)

Total liabilities and shareholders’ equity	$147,175	$161,947

	For the years ended December 31,
Condensed Statements of Operations	2014	2013
Dividends from bank subsidiaries	$7,339	$7,888
Interest expense	(777)	(740)
Pension expense	(236)	(1,821)
Pension settlement expense	(161)	(2,251)
Other expense, net	(1,150)	(952)

Income before equity in undistributed net earnings of subsidiaries	5,015	2,124
Income tax benefit	763	1,960
Equity in undistributed net earnings of subsidiaries	3,750	2,095

Net income	$9,528	$6,179

	For the years ended December 31,
Condensed Statements of Cash Flows	2014	2013
Operating activities:
Net income	$9,528	$6,179
Adjustment to reconcile net income to net cash provided by operating activities:
Change in other assets and other liabilities	1,508	(1,620)
Equity in undistributed net earnings of subsidiaries	(3,750)	(2,095)

Net cash from operating activities	7,286	2,464

Financing activities:
Payment to repurchase preferred stock	(22,857)	—
Proceeds from issuance of preferred stock	—	23,132
Cash dividends paid	(3,338)	(2,315)

Net cash provided by (used for) financing activities	(26,195)	20,817

Net change in cash and cash equivalents	(18,909)	23,281

Cash and cash equivalents at beginning of year	32,572	9,291

Cash and cash equivalents at end of year	$13,663	$32,572